Schedule of investments
Delaware Real Estate Securities Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.16%♦
Real Estate Operating Companies/Developer — 2.92%
Corp Inmobiliaria Vesta ADR	41,232	$ 1,236,548
DigitalBridge Group	135,158	1,851,664
		3,088,212
Real Estate Services — 1.05%
CBRE Group Class A †	12,452	1,109,598
		1,109,598
REIT Healthcare — 17.80%
Alexandria Real Estate Equities	39,580	4,629,672
American Healthcare REIT	124,211	1,814,723
Welltower	118,912	12,396,576
		18,840,971
REIT Hotel — 2.33%
Ryman Hospitality Properties	12,252	1,223,485
Sunstone Hotel Investors	118,672	1,241,309
		2,464,794
REIT Industrial — 8.10%
First Industrial Realty Trust	78,408	3,725,164
Prologis	43,136	4,844,604
		8,569,768
REIT Information Technology — 25.15%
American Tower	15,107	2,936,499
Digital Realty Trust	34,101	5,185,057
Equinix	17,635	13,342,641
VICI Properties	179,628	5,144,546
		26,608,743
REIT Manufactured Housing — 5.46%
Equity LifeStyle Properties	27,853	1,814,066
Sun Communities	32,977	3,968,452
		5,782,518
REIT Multifamily — 16.02%
American Homes 4 Rent Class A	77,064	2,863,698
AvalonBay Communities	25,234	5,220,662
Boardwalk Real Estate Investment Trust	14,057	724,197
Equity Residential	47,793	3,313,967
InterRent Real Estate Investment Trust	72,677	632,713
Invitation Homes	116,919	4,196,223
		16,951,460
REIT Office — 1.73%
Kilroy Realty	58,883	1,835,383
		1,835,383
REIT Retail — 13.73%
Agree Realty	66,136	4,096,464
	Number of shares	Value (US $)
Common Stocks♦ (continued)
REIT Retail (continued)
Federal Realty Investment Trust	28,072	$ 2,834,430
Kite Realty Group Trust	161,285	3,609,558
Simon Property Group	26,249	3,984,598
		14,525,050
REIT Self-Storage — 4.87%
Public Storage	17,917	5,153,825
		5,153,825
Total Common Stocks (cost $63,265,693)		104,930,322

Short-Term Investments — 0.63%
Money Market Mutual Funds — 0.63%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	166,259	166,259
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	166,259	166,259
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	166,259	166,259
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	166,259	166,259
Total Short-Term Investments (cost $665,036)		665,036

Total Value of Securities—99.79% (cost $63,930,729)		105,595,358
Receivables and Other Assets Net of Liabilities—0.21%		227,362
Net Assets Applicable to 6,856,549 Shares Outstanding—100.00%		$105,822,720
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
NQ- IV063 [0624] 0824 (3775142)    1